PROPERTY, SOFTWARE AND EQUIPMENT, NET - SCHEDULE OF PROPERTY, SOFTWARE AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, software and equipment, gross	$ 96,858	$ 62,920	$ 33,249
Less: accumulated depreciation and amortization	(25,780)	(17,086)	(7,948)
Property, software and equipment, net	71,078	45,834	25,301
Computer equipment
Property, Plant and Equipment [Line Items]
Property, software and equipment, gross	17,459	9,203	4,980
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, software and equipment, gross	14,764	8,024	3,761
Tenant improvements
Property, Plant and Equipment [Line Items]
Property, software and equipment, gross	38,426	18,945	9,522
Internally developed software
Property, Plant and Equipment [Line Items]
Property, software and equipment, gross	18,943	16,992	12,029
Construction in progress
Property, Plant and Equipment [Line Items]
Property, software and equipment, gross	$ 7,266	$ 9,756	$ 2,957